Note 3 - Loans - Major Classifications (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Loans Receivable, Gross	$ 347,688		$ 318,765			$ 273,161
Net Deferred loan fees and costs	(226)		(256)			(294)
Allowance for loan losses	(3,656)	$ (3,569)	(3,422)	$ (3,323)	$ (3,225)	(3,086)	$ (3,566)
Net loans	343,806		315,087			269,781
Commercial Portfolio Segment [Member]
Loans Receivable, Gross	69,706		60,995			46,380
Allowance for loan losses	(622)	(622)	(586)	(559)	(555)	(518)	(505)
Commercial Real Estate Portfolio Segment [Member]
Allowance for loan losses	(2,481)	(2,397)	(2,277)	(2,237)	(2,144)	(2,038)	(2,518)
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans Receivable, Gross	11,250		5,394			5,604
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Real Estate Loans [Member]
Loans Receivable, Gross	192,899		183,383			158,225
Residential Portfolio Segment [Member]
Allowance for loan losses	(503)	(496)	(499)	(478)	(461)	(473)	(402)
Residential Portfolio Segment [Member] | Construction Loans [Member]
Loans Receivable, Gross	1,950		1,171			1,988
Residential Portfolio Segment [Member] | Residential Real Estate Owner Occupied Loans [Member]
Loans Receivable, Gross	52,844		47,433			41,411
Residential Portfolio Segment [Member] | Residential Real Estate Non-owner Occupied Loans [Member]
Loans Receivable, Gross	15,044		15,516			14,415
Consumer Portfolio Segment [Member]
Loans Receivable, Gross	3,995		4,873			5,138
Allowance for loan losses	$ (50)	$ (54)	$ (60)	$ (49)	$ (65)	$ (57)	$ (141)